Long-term Investments, Net	12 Months Ended
Dec. 31, 2025
Long-term Investments [Abstract]
Long-term Investments, Net
9. Long-term Investments, Net
The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative, equity investments accounted for using the equity method and other investments accounted for at fair value.

	December 31, 2024	December 31, 2025
	RMB in thousands
Equity investments accounted for using the measurement alternative	1,917,527	1,573,436
Equity investments accounted for using the equity method	1,834,070	1,799,967
Investments accounted for at fair value	159,995	1,388,250

Total	3,911,592	4,761,653

Equity investments using the measurement alternative
The Group elects to use measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes, in accordance with ASU
2016-01.
Under this measurement alternative, changes in the carrying value of the equity investments will be recognized in current earning, whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in “Investment loss, net (including impairments)” equal to the difference between the carrying value and fair value.
A re-measurement loss of RMB
86.7
million,
nil
and
nil
for equity investments accounted for using the measurement alternative was recognized for the years ended December 31, 2023, 2024 and 2025, respectively.
For equity investments accounted for using the measurement alternative as of December 31, 2024, the Company recorded cumulative upward adjustments of nil and cumulative impairments and downward adjustments of RMB1,187.6 million.
For equity investments accounted for using the measurement alternative as of December 31, 2025, the Company recorded cumulative upward adjustments of nil and cumulative impairments and downward adjustments of RMB1,441.2 million.
The Group recorded impairment charges for long-term investments of RMB278.9 million, RMB486.5 million and RMB320.7 million as “Investment loss, net (including impairments)” for the years ended December 31, 2023, 2024 and 2025, respectively, due to the investees’ unsatisfactory financial performance with no obvious upturn or potential financing solutions in the foreseeable future, and the Group determined the fair value of these investments was less than their carrying value.
The Company disposed several equity investments of the Group with the carrying amount of RMB10.2 million, nil and RMB19.2 million for the years ended December 31, 2023, 2024 and 2025, respectively. The difference between the consideration and their carrying value was recognized as “Investment loss, net (including impairments)”. RMB3.9 million, RMB11.0 million and RMB15.4 million disposal gains were recognized for the years ended December 31, 2023, 2024 and 2025, respectively.

Equity investments accounted for using the equity method
RMB112.1 million, RMB40.5 million and RMB37.3 million of the Group’s proportionate share of equity investee’s net loss, were recognized in “Investment loss, net (including impairments)” for the years ended December 31, 2023, 2024 and 2025, respectively.
Investments accounted for at fair value
Investments accounted for at fair value primarily include financial products with variable interest rates referenced to performance of underlying assets and with original maturities more than one year. Gains of RMB
158.4
 million, RMB
0.7
 million and RMB
39.2
 million resulting from the change in fair value were recognized in “Investment loss, net (including impairments)” for the years ended December 31, 2023, 2024 and 2025, respectively.